Principal Accounting Policies - Schedule of assets and liabilities that are measured at fair value on a recurring basis (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value of Level 3 investments as beginning balance	$ 6,921	$ 9,874
Disposal		(2,706)
The change in fair value of the investments	286	(247)
Fair value of Level 3 investments as ending balance	7,207	6,921
Recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	$ 68,719	$ 64,641
Recurring basis | Expected volatility | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.33	0.40
Recurring basis | Expected volatility | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.73	0.71
Recurring basis | Probability - Liquidation scenario | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.38	0.38
Recurring basis | Probability - Liquidation scenario | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	40	0.45
Recurring basis | Probability - Redemption scenario | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.38	0.38
Recurring basis | Probability - Redemption scenario | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	40	0.45
Recurring basis | Probability - IPO scenario | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.20	0.10
Recurring basis | Probability - IPO scenario | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	25	0.25
Recurring basis | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	$ 61,270	$ 57,525
Recurring basis | Long-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	7,449	7,116
Recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	2,938	2,117
Recurring basis | Level 1 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	2,938	2,117
Recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	58,574	55,603
Recurring basis | Level 2 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	58,332	55,408
Recurring basis | Level 2 | Long-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	242	195
Recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	7,207	6,921
Recurring basis | Level 3 | Long-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	$ 7,207	$ 6,921